Goodwill - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill, related to reverse acquisition			¥ 16
Terminal growth rate	3.00%
Goodwill impairment	¥ 0	¥ 0
Bottom of range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Pre-tax discount rates	13.00%
Top of range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Pre-tax discount rates	17.50%